Income tax expense (Details) - EUR (€) € in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Income tax expense
Total current tax income / (expense)	€ (411)	€ (3,210)	€ (14,604)
Thereof prior year adjustments	189	(476)	141
Thereof other current income tax effects for the period	(600)	(2,734)	(14,746)
Total deferred tax income / (expense)	2,226	(2,666)	3,421
Thereof effects from origination and reversal of temporary balance sheet differences	61	1,101	98
Thereof prior year adjustments	30	(31)	153
Thereof effects from (non-) recognition of deferred tax assets on tax loss and interest carryforwards	2,135	(3,736)	3,169
Total income tax expense	€ 1,814	€ (5,877)	€ (11,184)